UNITED STATES

             SECURITIES AND EXCHANGE COMMISSION

                  Washington, D.C.  20549

                          FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        AFA Financial, Inc.
Address:     1325 Airmotive Way
             Suite 205
             Reno, NV  89502

13F File Number: 28-2369

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michelle Leicher
Title:   Vice President
Phone:   775-325-2300
Signature, Place, and Date of Signing

Michelle Leicher     Reno, Nevada    January 21, 2000

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total:  $97,567


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
                                           FORM 13F INFORMATION TABLE
                                                      VALUE       SHARES/  SH/  PUT/  INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS   CUSIP    (x$1000)     PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE    SHARED    NONE

ABBOTT LABS                COM            000282410    2835        78075   SH           SOLE     N/A               78075
AMERICAN EXPRESS           COM            002581610    1755        10555   SH           SOLE     N/A               10555
AMERICAN HOME PRODUCTS     COM            002660910    1635        41645   SH           SOLE     N/A               41645
AMGEN, INC.                COM            003116210    1084        18050   SH           SOLE     N/A               18050
AT & T CORP                COM            000195710    3799        74773   SH           SOLE     N/A               74773
BAXTER INTERNATIONAL       COM            007181310    3530        56194   SH           SOLE     N/A               56194
CHASE MANHATTAN            COM            016161010    4645        59790   SH           SOLE     N/A               59790
CISCO SYSTEMS              COM            017275R10    7644        71357   SH           SOLE     N/A               71357
CITIGROUP                  COM            017303410    3684        66150   SH           SOLE     N/A               66150
DELL COMPUTERS             COM            024702510    3640        71365   SH           SOLE     N/A               71365
DIGENE CORP                COM            025375210     284        16300   SH           SOLE     N/A               16300
DUPONT                     COM            026353410    3142        47698   SH           SOLE     N/A               47698
EMERSON ELECTRIC           COM            029101110    2750        47925   SH           SOLE     N/A               47925
FEDERAL NAT'L MTG          COM            031358610    2985        47815   SH           SOLE     N/A               47815
FORD MOTOR                 COM            034537010    3238        60735   SH           SOLE     N/A               60735
GENERAL ELECTRIC           COM            036960410    6077        39270   SH           SOLE     N/A               39270
HONEYWELL INT'L            COM            043851610    3545        61450   SH           SOLE     N/A               61450
HOUSEHOLD INT'L            COM            044181510    3911       105000   SH           SOLE     N/A              105000
INTEL                      COM            045814010    5828        70800   SH           SOLE     N/A               70800
JOHNSON & JOHNSON          COM            047816010    1306        14000   SH           SOLE     N/A               14000
LEVEL 3 COMMUNICATIONS     COM            052729N10    2624        32045   SH           SOLE     N/A               32045
MASCO CORP                 COM            057459910    2742       108050   SH           SOLE     N/A              108050
MCI WORLDCOM, INC.         COM            055268B10     490         9225   SH           SOLE     N/A                9225
MCKESSON CORP              COM            058155610     457        20300   SH           SOLE     N/A               20300
MEDTRONIC INC.             COM            058505510     364        10000   SH           SOLE     N/A               10000
MELLON FINANCIAL CORP.     COM            058550910    4928       144675   SH           SOLE     N/A              144675
MERCK AND CO.              COM            058933110    1033        15380   SH           SOLE     N/A               15380
MICROSOFT CORP             COM            059491810    2337        20020   SH           SOLE     N/A               20020
MORGAN STANLEY DWD CO      COM            061744644    2883        20195   SH           SOLE     N/A               20195
PPG INDUSTRIES INC.        COM            069350610    3446        55075   SH           SOLE     N/A               55075
PROCTER & GAMBLE           COM            074271810     822         7500   SH           SOLE     N/A                7500
SCHERING-PLOUGH            COM            080660510    3072        72495   SH           SOLE     N/A               72495
TYCO INTERNATIONAL         COM            090212010    2515        64480   SH           SOLE     N/A               64480
UNION PACIFIC              COM            090781810    1030        23585   SH           SOLE     N/A               23585
WAL-MART STORES            COM            093114210    1509        21825   SH           SOLE     N/A               21825
